Cash Equivalents and Investments - Summary of Unrealized Gains and Losses and Estimated Fair Value of Cash Equivalents and Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Amortized Cost	$ 602,725	$ 36,120
Gross Unrealized Gains	3
Gross Unrealized Losses	(150)
Estimated Fair Value	602,578	36,120
Money market funds
Amortized Cost	123,690	36,120
Estimated Fair Value	123,690	$ 36,120
Commercial paper
Amortized Cost	203,628
Gross Unrealized Losses	(21)
Estimated Fair Value	203,607
Corporate notes and bonds
Amortized Cost	80,060
Gross Unrealized Gains	2
Gross Unrealized Losses	(109)
Estimated Fair Value	79,953
Municipal bonds
Amortized Cost	2,000
Estimated Fair Value	2,000
US government and agency
Amortized Cost	193,347
Gross Unrealized Gains	1
Gross Unrealized Losses	(20)
Estimated Fair Value	$ 193,328